SHARE CAPITAL - Schedule Of Effects Of Changes In Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss attributable to Cresco Labs Inc.	$ (74,438)	$ (175,522)
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares	0	0
Total change from net loss attributable to Cresco Labs Inc. and change in ownership interest in Cresco Labs, LLC.	(78,668)	(181,310)
Share capital
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares	8,282	16,027
Accumulated deficit
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares	$ (12,512)	$ (21,815)